BORROWINGS (Tables) - Seamless Group Inc [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
SCHEDULE OF BORROWINGS

	June 30, 2022	December 31, 2021
	US$	US$

Short-term borrowings (i)	4,927,019	3,799,427

Long-term borrowings (ii)	3,383,402	2,449,318
Less: current maturities	(371,596)	(344,975)
Non-current maturities	3,011,806	2,104,343

(i)	As of June 30, 2022, the Company obtained several loans from individuals amounted to US$2.1 million, of which US$0.6 million was obtained from Dr. Ronnie Hui. As of June 30, 2022 and December 31, 2021, the weighted average interest rate of these borrowings was 10.0% and 15.9% per annum, respectively. The borrowings are primarily denominated in HK$.

(ii)	As of June 30, 2022, the Company had a loan of US$2.05 million from Noble Tack International Limited, one of the shareholders of its subsidiary, Dynamic Indonesia Holdings Limited. The loan is unsecured, interest-free and repayable on demand.

	December 31,
	2021	2020
	US$	US$

Short-term borrowings (i)	3,799,427	3,417,996

Long-term borrowings (ii)	2,449,318	2,773,118
Less: current maturities	(344,975)	(237,992)
Non-current maturities	2,104,343	2,535,126

(i)	As of December 31, 2021 and 2020, the Company had several unsecured short-term loans from independent third parties which were repayable within one year and charged interest rates ranging from 15.0% to 17.0% and 16.2% to 17.0% per annum, respectively. As of December 31, 2021 and 2020, the weighted average interest rate of these borrowings was 15.9% and 16.7% per annum, respectively. The borrowings are primarily denominated in HK$.

(ii)	As of December 31, 2021 and 2020, the Company obtained several unsecured long-term loans for two to five years. Interest rates ranged from 2.5% to 24.0% per annum. As of December 31, 2021 and 2020, the weighted average interest rate of these borrowings was 18.0% and 21.3% per annum, respectively. All of the borrowings are denominated in HK$.

As of December 31, 2021, the Company obtained loans from two members of management of the Company.

A loan of HK$4.7 million (equivalent to US$0.6 million) has been provided by Mr. Takis Wong, the Chief Operating Officer, at an interest rate of 12% per annum. The loan is unsecured and repayable in full on March 20, 2023. Another loan of HK$2.5 million (equivalent to US$0.3 million) has been provided by Mr. Alexander Kong, the Chief Executive Officer, at an interest rate of 12% per annum. The loan is unsecured and repayable in full on March 28, 2023.

SCHEDULE OF LONG TERM BORROWINGS

As of June 30, 2022, the long-term borrowings will be due according to the following schedule:

Principal amounts
US$
For the year ending December 31,
2022	177,796
2023	343,217
2024	366,739
2025	2,495,650
Total	3,383,402

As of December 31, 2021, the long-term borrowings will be due according to the following schedule:

Principal amounts
US$
For the year ending December 31,
2022	344,975
2023	1,268,584
2024	368,995
2025	466,764
Total	2,449,318